20 Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Opening provision at 1 January	£ 97	£ 165
Provision (released)/recognised in the year	(47)	(68)	£ 165
At 31 December	50	97	165
Less: non-current portion (rental deposit and bond)	(50)		(165)
Current portion		£ 97